UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 06659 )

Exact name of registrant as specified in charter: Putnam Tax Free Health Care Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2007 Date of reporting period: August 31, 2006

Item 1. Schedule of Investments:

Putnam Tax-Free Health Care Fund

The fund's portfolio
August 31, 2006 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.5%)(a)

	Rating (RAT)	Principal amount	Value

Alabama (0.1%)
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A, 6s, 8/1/35	B/P	$250,000	$258,655

Arizona (2.1%)
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 7/8s, 12/1/20 (Prerefunded)	BBB	600,000	684,540
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	BB-/P	600,000	667,188
Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln
Hlth.), Ser. B, 5 1/4s, 12/1/19	BBB	500,000	528,435
Maricopa Cnty., School Dist. G.O. Bonds (No. 006
Washington Elementary), Ser. B, FSA, 5 3/8s, 7/1/13	Aaa	490,000	539,044
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), 5.8s, 12/1/31 (Prerefunded)	A3	975,000	1,081,109
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai
Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	500,000	536,090
			4,036,406

Arkansas (0.9%)
AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington
Regl. Med. Ctr.), 7 3/8s, 2/1/29 (Prerefunded)	Baa2	1,000,000	1,116,780
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.),
Ser. B, 5s, 2/1/11	Baa2	500,000	519,370
			1,636,150

California (4.7%)
CA Rev. Bonds (Stanford Hosp. & Clinics), Ser. A, 5s,
11/15/23	A2	1,250,000	1,298,075
CA Hlth. Fac. Fin. Auth. Rev. Bonds (Cedars Sinai Med.
Ctr.), 5s, 11/15/15	A3	250,000	266,283
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A,
5 1/4s, 5/1/20 (Prerefunded)	Aaa	1,100,000	1,202,795
CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds
(Kaiser Permanente), Ser. C, 3.85s, 6/1/12	A-1	1,750,000	1,741,005
Corona, COP (Vista Hosp. Syst.), zero %, 7/1/29 (In
default) (F)(NON)	D/P	4,000,000	44,000
Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	500,000	507,625
Duarte, COP, Ser. A, 5 1/4s, 4/1/31	A-	300,000	308,658
Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds
(Eisenhower Med. Ctr.), 5 7/8s, 7/1/26	A3	1,600,000	1,774,704
Riverside Cnty., Asset Leasing Corp. Leasehold Rev.
Bonds (Riverside Cnty. Hosp.), MBIA, zero %, 6/1/25	Aaa	4,000,000	1,647,760
San Diego, Assn. of Bay Area Governments Fin. Auth.
For Nonprofit Corps. Rev. Bonds (San Diego Hosp.),
Ser. A, 6 1/8s, 8/15/20	Baa1	250,000	271,198
			9,062,103

Colorado (3.7%)
CO Hlth. Fac. Auth. Rev. Bonds
(Hosp. Impt. - NCMC, Inc.), FSA, 5 3/4s, 5/15/19
(Prerefunded)	Aaa	3,000,000	3,189,540
(Evangelical Lutheran), 5s, 6/1/16	A3	1,000,000	1,046,230
CO Springs, Hosp. Rev. Bonds
6 3/8s, 12/15/30 (Prerefunded)	A3	620,000	690,544
6 3/8s, 12/15/30	A3	630,000	689,630
Denver, Hlth. & Hosp. Auth. Hlth. Care Rev. Bonds,
Ser. A, 5 3/8s, 12/1/28	BBB	1,500,000	1,514,715
			7,130,659

Connecticut (0.4%)

CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	750,000	795,248

District of Columbia (0.7%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/4s, 5/15/40	BBB	460,000	498,102
6 1/4s, 5/15/24	BBB	710,000	753,196
			1,251,298

Florida (2.6%)
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds
(Adventist Sunbelt), Ser. A, 6s, 11/15/31 (Prerefunded)	A2	1,000,000	1,117,450
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	1,000,000	1,026,910
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	BB+	500,000	554,950
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando
Regl. Hlth. Care), U.S. Govt. Coll., 5 3/4s, 12/1/32
(Prerefunded)	A2	1,340,000	1,490,067
South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist
Hlth.), 5 1/4s, 11/15/33	Aa3	750,000	781,808
			4,971,185

Georgia (0.6%)
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth.
Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18
(Prerefunded)	AAA	1,000,000	1,144,120
GA Muni. Elec. Pwr. Auth. Rev. Bonds, Ser. Y, AMBAC,
U.S. Govt. Coll., 6.4s, 1/1/13 (Prerefunded)	Aaa	110,000	123,014
			1,267,134

Hawaii (0.6%)
HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds (Single
Fam. Mtge.), Ser. B
3.7s, 1/1/22	Aaa	900,000	892,935
3.2s, 1/1/09	Aaa	375,000	371,194
			1,264,129

Idaho (0.3%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	625,000	633,544

Illinois (4.1%)
IL Hlth. Fac. Auth. Rev. Bonds
(Children's Memorial Hosp.), Ser. A, AMBAC, 5 3/4s,
8/15/25 (Prerefunded)	Aaa	2,000,000	2,132,920
(West Suburban Hosp.), Ser. A, 5 3/4s, 7/1/15
(Prerefunded)	AA-/F	1,000,000	1,064,200
(Hosp. Sisters Svcs., Inc.), Ser. A, MBIA, 5 1/4s,
6/1/08	Aaa	4,000,000	4,102,400
IL Hsg. Dev. Auth. Rev. Bonds (Homeowner Mtge.), Ser.
C-1
3.45s, 2/1/11	Aa2	200,000	198,712
3 3/8s, 8/1/10	Aa2	290,000	285,795
			7,784,027

Indiana (3.0%)
IN Hlth. Fac. Fin. Auth. Rev. Bonds (Cmnty. Hosp.),
Ser. A, AMBAC, 5s, 5/1/24	Aaa	3,000,000	3,145,800
IN Hlth. Fac. Fin. Auth. Hosp. Rev. Bonds (St.
Francis), Ser. A, MBIA
5 3/8s, 11/1/27 (Prerefunded)	Aaa	700,000	727,874
5 3/8s, 11/1/27 (Prerefunded)	Aaa	300,000	311,946
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.),
5 1/2s, 11/1/32	AA	500,000	526,855
Rockport, Poll. Control Mandatory Put Bonds (Indiana
Michigan Pwr. Co.), Ser. C, 2 5/8s, 10/1/06	BBB	1,000,000	998,620
			5,711,095

Iowa (1.7%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
(Care Initiatives), 9 1/4s, 7/1/25 (Prerefunded)	AAA/P	1,285,000	1,607,548
(Genesis Med Ctr), 6 1/4s, 7/1/25	A1	1,500,000	1,614,495
			3,222,043

Kansas (1.9%)
Lawrence, Hosp. Rev. Bonds (Lawrence Memorial Hosp.),
5 1/4s, 7/1/21	A3	250,000	266,575
Lenexa, Hlth. Care Rev. Bonds (LakeView Village), Ser.
C, 6 7/8s, 5/15/32	BB+	500,000	540,260
Olathe, Hlth. Fac. VRDN (Olathe Med. Ctr.), Ser. A,

AMBAC, 3.57s, 9/1/32	A-1+	2,115,000	2,115,000
Salina, Hosp. Rev. Bonds (Salina Regl. Hlth.)
5s, 10/1/23	A1	500,000	521,225
5s, 10/1/16	A1	210,000	223,973
			3,667,033

Kentucky (0.6%)
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Healthcare, Inc.), Ser. A, 6 5/8s, 10/1/28	BBB+/F	1,130,000	1,230,841

Louisiana (1.9%)
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(St. James Place), Ser. A, 7s, 11/1/20	B-/P	690,000	694,347
LA Pub. Fac. Auth. Rev. Bonds (Baton Rouge), MBIA
5s, 7/1/09	Aaa	2,010,000	2,078,159
5s, 1/1/09	Aaa	935,000	961,311
			3,733,817

Maine (2.0%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
Ser. C, FSA, 5 3/4s, 7/1/30	Aaa	1,500,000	1,614,870
Ser. B, FSA, 4.6s, 7/1/09	AAA	2,230,000	2,281,959
			3,896,829

Maryland (0.2%)
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Medstar Hlth.), 5 3/4s, 8/15/14	Baa1	345,000	380,052

Massachusetts (5.1%)
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15	BBB-/P	750,000	930,443
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	750,000	822,735
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	250,000	275,725
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	900,000	986,526
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,000,000	1,068,660
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	1,350,000	1,469,435
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	1,055,530
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/16	BBB-	350,000	361,470
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/09	BBB-	1,135,000	1,164,964
(UMass Memorial), Ser. D, 5s, 7/1/33	Baa2	500,000	508,890
(Partners Healthcare Syst.), Ser. F, 5s, 7/1/22	Aa2	1,000,000	1,054,630
			9,699,008

Michigan (4.7%)
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	125,000	132,434
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp. OB Group), Ser. A, 5 3/4s, 9/1/17	Ba1	1,000,000	995,970
Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds (Bronson
Methodist Hosp.), Ser. A, MBIA, 5s, 10/15/08	Aaa	2,000,000	2,051,780
MI State Hosp. Fin. Auth. Rev. Bonds
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A2	1,250,000	1,350,475
(Sparrow Hosp.), 5 5/8s, 11/15/31	A1	2,000,000	2,116,960
(Oakwood Oblig. Group), 5 1/2s, 11/1/17	A2	1,000,000	1,080,180
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25	BBB	500,000	507,360
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	770,000	767,367
			9,002,526

Minnesota (1.1%)
Bemidji, Hosp. Fac. Rev. Bonds (First Mtge.-North
Country Hlth.), 5 5/8s, 9/1/21	A	500,000	510,000
MN Agricultural & Econ. Dev. Board Rev. Bonds
(Evangelical Lutheran), 6s, 2/1/27	A3	750,000	810,788
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Hlth.
East), 6s, 11/15/25	Baa3	250,000	272,823
Winona, Hlth. Care Fac. Rev. Bonds, Ser. A, 6s, 7/1/34	BBB	500,000	536,905
			2,130,516

Mississippi (0.2%)
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	350,000	364,714

Missouri (3.9%)
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser.
D, GNMA Coll., FNMA Coll., 5.55s, 9/1/34	Aaa	695,000	713,946
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth.
Syst.), 5 1/4s, 5/15/32	Aa2	1,500,000	1,566,045
MO State Hlth. & Edl. Fac. Auth. VRDN (Cox Hlth.
Syst.), AMBAC, 3.57s, 6/1/22	VMIG1	3,500,000	3,500,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Homeowner Loan)
Ser. B-1, GNMA Coll., FNMA Coll., 7.45s, 9/1/31	AAA	390,000	407,378

Ser. A-2, GNMA Coll., 6.3s, 3/1/30	AAA	340,000	351,924
Ser. C, GNMA Coll., FNMA Coll., 5.6s, 9/1/35	AAA	480,000	508,421
MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds
(Home Ownership Loan), Ser. A-1, GNMA Coll., FNMA
Coll., 6 3/4s, 3/1/34	AAA	400,000	423,244
			7,470,958

New Hampshire (3.1%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB/P	1,000,000	1,011,810
(Lakes Region Hosp. Assn.), 5 3/4s, 1/1/08
(Prerefunded)	BBB-/P	250,000	253,808
NH Hlth. and Edl. Fac. Auth. Hosp. Rev. Bonds (Concord
Hosp.), FGIC, 5s, 10/1/24	Aaa	2,900,000	3,051,235
NH State Bus. Fin. Auth. Rev. Bonds (Alice Peck Day
Hlth. Syst.), Ser. A, 7s, 10/1/29	BBB-/P	900,000	939,780
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds,
3 1/2s, 7/1/27	Baa2	650,000	636,636
			5,893,269

New Jersey (3.0%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cranes Mill), Ser. A, 7 1/2s, 2/1/27 (Prerefunded)	Aaa	500,000	517,690
(Cedar Crest Vlg., Inc.), Ser. A, 7 1/4s, 11/15/31	BB-/P	1,000,000	1,087,900
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Trinitas Hosp. Oblig. Group), 7 1/2s, 7/1/30	Baa3	750,000	827,468
Ser. A, AMBAC, 6s, 7/1/12	Aaa	2,000,000	2,229,880
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	2,400,000	1,058,496
			5,721,434

New Mexico (1.3%)
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.),
Ser. D-2, GNMA Coll., FNMA Coll., FHLMC Coll., 5.64s,
9/1/33	AAA	390,000	403,319
U. of NM Rev. Bonds (Hosp. Mtg.), FSA, FHA Insd., 5s,
1/1/24	Aaa	2,000,000	2,087,960
			2,491,279

New York (9.5%)
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.)
5 3/4s, 7/1/15	BB	305,000	317,026
5s, 7/1/10	BB	180,000	182,610
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore
Hlth. Syst.), Ser. C, 5 5/8s, 11/1/10	A3	615,000	632,903
NY City, G.O. Bonds
Ser. J/J-1, 5s, 6/1/21	AA-	250,000	265,010
Ser. I-1, 5s, 4/1/19	AA-	200,000	213,146
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	635,000	652,437
NY State Dorm. Auth. Rev. Bonds
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	600,000	631,620
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	750,000	784,605
Ser. B, 5 1/4s, 11/15/29	Aaa	1,000,000	1,077,240
(Hosp. Insd. Mtg.), Ser. A, FSA, 5 1/4s, 8/15/12	Aaa	6,000,000	6,481,860
(Albany), Ser. A-1, FSA, FHA Insd., 5s, 2/15/14	Aaa	2,475,000	2,665,897
(Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	Baa2	430,000	436,166
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill
Care Ctr. Newburgh), Ser. C, 7s, 8/1/31	BB-/P	750,000	791,820
Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Saratoga Hosp.), Ser. A, 5s, 12/1/13	BBB+	370,000	384,770
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Jefferson's Ferry), Ser. A, 7 1/4s,
11/1/28 (Prerefunded)	BBB-	1,000,000	1,125,030
Westchester, Tobacco Asset Securitization Corp. Rev.
Bonds, 5s, 6/1/26	BBB	1,000,000	1,002,730
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St.
John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	500,000	538,465
			18,183,335

North Carolina (1.7%)
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	500,000	517,075
(Pines at Davidson), Ser. A, 5s, 1/1/15	A-/F	635,000	674,446
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge. -Givens Estates), Ser. A, 6 1/2s, 7/1/32	BB-/P	750,000	805,238
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	250,000	255,600
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. B, 6 1/2s, 1/1/20	A3	1,000,000	1,091,560
			3,343,919

North Dakota (0.6%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.

Syst. Oblig. Group), 7 1/8s, 8/15/24	Baa2	1,000,000	1,107,550

Ohio (2.7%)
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	Aa3	1,250,000	1,377,463
Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Care
Refurbish & Impt.), Ser. A, 5 1/4s, 10/1/33	Aa3	750,000	782,588
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med.
Ctr.), 5 1/4s, 5/15/14	A-	1,350,000	1,434,065
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med.
Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,000,000	1,111,980
OH State Wtr. Dev. Auth. Poll. Control Fac. Rev.
Bonds, 6.1s, 8/1/20	Baa2	500,000	517,800
			5,223,896

Oklahoma (0.6%)
OK Dev. Fin. Auth. Rev. Bonds (Hillcrest Hlth. Care
Syst.), Ser. A, U.S. Govt. Coll., 5 5/8s, 8/15/29
(Prerefunded)	Aaa	525,000	558,075
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeowner Loan), Ser. D-2, GNMA Coll., FNMA Coll.,
7.1s, 9/1/26	Aaa	290,000	303,981
(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA
Coll., 5.7s, 9/1/35	Aaa	245,000	258,622
			1,120,678

Pennsylvania (8.0%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (UPMC
Hlth.), Ser. B, MBIA, 6s, 7/1/24	Aaa	2,210,000	2,664,906
Blair Cnty., Hosp. Auth. Rev. Bonds (Altoona Hosp.),
Ser. A, AMBAC, 4.7s, 7/1/08	Aaa	2,500,000	2,543,925
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.3s, 1/1/14	BB/P	250,000	253,613
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 1/4s, 7/1/24	BB-/P	500,000	556,665
College Twp., Indl. Dev. Auth. Rev. Bonds (Nittany
Valley Rehab. Hosp.), 7 5/8s, 11/1/07 (Prerefunded)	AAA/P	785,000	805,551
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.),
5 1/2s, 3/15/26	A+	250,000	265,995
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds
(St. Luke's Hosp. - Bethlehem), 5 3/8s, 8/15/33	Baa1	750,000	783,735
(Lehigh Valley Hosp. Hlth. Network), Ser. A, 5 1/4s,
7/1/32	A1	2,000,000	2,086,300
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 6s, 1/1/43	BBB+	375,000	399,848
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Philadelphia College of Osteopathic Med.), 5s, 12/1/11	A	1,215,000	1,265,398
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	D/P	701,513	702
Philadelphia, Hosp. & Higher Edl. Fac. Auth. Hosp.
Rev. Bonds (Graduate Hlth. Syst.), Ser. B, 6 1/4s,
7/1/13 (In default) (NON)	D/P	545,925	546
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A, 5 7/8s, 12/1/31	A-	1,450,000	1,570,394
Washington Cnty., Hosp. Auth. Rev. Bonds (Monongah Ela
Vy Hosp.), 6 1/4s, 6/1/22	A3	1,250,000	1,353,275
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	500,000	535,820
York Cnty., Indl. Dev. Auth. 1st Mtge. Hlth. Fac. Rev.
Bonds (Rehab. Hosp. of York), 7 1/2s, 9/1/07
(Prerefunded)	AAA/P	340,000	346,497
			15,433,170

Puerto Rico (0.6%)
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A,
5 1/4s, 7/1/25	BBB	850,000	904,961
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. AA,
5s, 12/1/16	BBB	200,000	213,532
			1,118,493

South Carolina (2.1%)
Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev.
Bonds, 5 1/2s, 5/1/37	A2	1,000,000	1,064,740
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded)	AAA	500,000	573,475
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev Bonds
(Palmetto Hlth.), Ser. C, 6s, 8/1/20	Baa1	135,000	146,895
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth. Alliance), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	BBB+/F	800,000	927,496
(Palmetto Hlth.), Ser. C, 6s, 8/1/20 (Prerefunded)	Baa1	1,115,000	1,261,221
			3,973,827

South Dakota (1.2%)
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds

(Prairie Lakes), 5.65s, 4/1/22	Baa1	1,250,000	1,302,188
(Sioux Valley Hosp. & Hlth. Syst.), Ser. A, 5 1/2s,
11/1/31	A1	1,000,000	1,066,150
			2,368,338

Tennessee (0.7%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. -Mountain States Hlth.), Ser. A, 7 1/2s,
7/1/33	BBB+	1,250,000	1,457,000

Texas (8.0%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A, 7s, 11/15/33	BB/P	715,000	776,283
Georgetown, Hlth. Fac. Dev. Corp. Rev. Bonds
(Georgetown Hlth. Care Syst.), 6 1/4s, 8/15/29
(Prerefunded)	AAA/P	900,000	980,343
Harris Cnty., Hlth. Fac. Dev. Corp. Rev. Bonds
(Christus Hlth.), Ser. A, MBIA
5 1/2s, 7/1/09	Aaa	1,760,000	1,842,051
5 1/2s, 7/1/09 (Prerefunded)	Aaa	240,000	252,307
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds
(Memorial Hermann Hlth. Care Syst.), Ser. A, 5 1/4s,
12/1/18	A+	700,000	747,166
Lubbock, Hlth. Fac. Dev. Rev. Bonds (St. Joseph Hlth.
Syst.), FSA, 5 1/4s, 7/1/09	Aaa	3,535,000	3,662,790
Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds (Memorial
Hlth. Syst. of East TX), 5.7s, 2/15/28 (Prerefunded)	BBB+	1,450,000	1,518,861
Montgomery Cnty., G.O. Bonds, Ser. A, FSA, 5s, 3/1/21	Aaa	1,750,000	1,864,240
North Central TX Hlth. Fac. Dev. Corp. VRDN (Hosp.
Presbyterian Med. Ctr.), Ser. D, MBIA, 3.56s, 12/1/15	VMIG1	1,640,000	1,640,000
Tarrant Cnty., Hosp. Dist. Rev. Bonds, MBIA, 5 1/2s,
8/15/19	Aaa	1,870,000	2,025,210
			15,309,251

Utah (2.3%)
Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s,
5/15/20 (Prerefunded)	AAA	2,000,000	2,002,840
UT State Board Regents Rev. Bonds (Hosp. of UT U.),
Ser. A, MBIA, 5s, 8/1/12	Aaa	2,245,000	2,384,953
			4,387,793

Vermont (0.5%)
VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s,
5/1/29	Aaa	915,000	924,013

Virginia (1.7%)
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United
Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P	750,000	801,578
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev.
Bonds (Potomac Hosp. Corp.), 5.35s, 10/1/36	A3	1,500,000	1,587,154
VA State Hsg. Dev. Auth. Rev. Bonds (Cmnwlth. Mtge.),
3.45s, 10/1/10	Aaa	1,000,000	980,240
			3,368,972

Washington (1.4%)
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s,
6/1/26	BBB	1,455,000	1,596,673
WA State Hlth. Care Fac. Auth. Rev. Bonds (Kadlec Med.
Ctr.), Ser. A, 5s, 12/1/21	AAA	1,000,000	1,054,860
			2,651,533

West Virginia (0.4%)
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	B2	725,000	731,344

Wisconsin (3.0%)
Badger Tobacco Settlement Asset Securitization Corp.
Rev. Bonds, 7s, 6/1/28	BBB	1,000,000	1,110,660
WI State Hlth. & Edl. Fac. Rev. Bonds (Aurora Med.
Group Inc.), FSA, 6s, 11/15/09	Aaa	4,330,000	4,613,528
			5,724,188

TOTAL INVESTMENTS

Total investments (cost $183,862,007) (b)			$191,133,252

NOTES

(a) Percentages indicated are based on net assets of $192,029,961.

(RAT) The Moody's, Standard & Poor's or Fitch's ratings indicated are believed to be the most recent ratings available at August 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F". Ratings are not covered by the Independent Registered Public Accounting Firm.

(b) The aggregate identified cost on a tax basis is $183,853,571, resulting in gross unrealized appreciation and depreciation of $9,077,189 and $1,797,508, respectively, or net unrealized appreciation of $7,279,681.

(NON) Non-income-producing security.

(F) Security is valued at fair value following procedures approved by the Trustees.

At August 31, 2006, liquid assets totaling $1,031,460 have been designated as collateral for open forward commitments.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at August 31, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following industry group concentration greater than 10% at August 31, 2006 (as a percentage of net assets):

Health care	86.1%
The fund had the following insurance concentrations greater than 10% at August 31, 2006 (as a percentage of net assets):
FSA	13.1%
MBIA	11.8

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Health Care Fund By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 26, 2006